Supplemental Information - Employee Compensation Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	$ 88,352	$ 67,608
Operating
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	24,287	17,975
General and administrative
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	$ 64,065	$ 49,633